Loans Receivables	12 Months Ended
Mar. 31, 2022
Description Of Accounting Policy For Loans And Receivables Text Block Abstract
Loans receivables
8	Loans receivables

	2022	2021
	US$	US$
		(Restated)
Loans to third parties (Note (a))	7,138,703	4,914,315
Loans to related parties (Note (b))	2,245,200	4,119,064
	9,383,903	9,033,379

Notes:

(a)	The advances granted to independent third parties are unsecured (2021: unsecured), except for US$2,070,421 (2021: US$4,914,315) bearing a fixed interest rate at 5% (2021: 5%), the remaining loans being interest free (2021: Nil), and repayable within 12 months (2021: 12 months) from the year end date as of March 31, 2022.

(b)	The advances granted to related parties are unsecured (2021: unsecured), except for US$2,245,200 (2021: US$ 2,273,636) bearing a fixed interest rate at 5% (2021: 5%), no remaining loans bearing interest (2021: remaining loans bearing a fixed interest rate at 5.5%), and repayable within 12 months (2021: 12 months) from the year end date as of March 31, 2022.

For impairment assessment, see Note 22(a) to this financial statements.